Loans - Portfolio by Type and Class (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 3,098,220	$ 3,130,669
Loans held for sale	23,989	384
Originated
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	2,301,928	1,933,557
Loans held for sale	23,989	384
Acquired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	796,292	1,197,112
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,053,925	1,206,452
Commercial & Industrial | Originated
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	904,331	850,048
Commercial & Industrial | Acquired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	149,594	356,404
Owner occupied commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	394,210	353,889
Owner occupied commercial real estate | Originated
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	264,876	188,908
Owner occupied commercial real estate | Acquired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	129,334	164,981
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,143,751	904,115
Commercial real estate | Originated
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	816,029	521,887
Commercial real estate | Acquired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	327,722	382,228
Construction, land & land development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	249,704	358,813
Construction, land & land development | Originated
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	179,999	242,611
Construction, land & land development | Acquired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	69,705	116,202
Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	245,191	293,483
Residential mortgage | Originated
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	127,445	120,260
Residential mortgage | Acquired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	117,746	173,223
Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	11,439	13,917
Consumer and other | Originated
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	9,248	9,843
Consumer and other | Acquired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 2,191	$ 4,074